Common Stock and Stock Plans, Stock Option Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Incentive Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3 years 8 months 12 days
Options outstanding, aggregate intrinsic value	$ 1,119
Options outstanding, shares, begining balance	271,298,603
Options granted, shares	1,828,758
Options, canceled or forfeited, shares	(11,376,806)
Options, exercised, shares	(58,824,163)
Options exercisable and outstanding, shares, ending balance	202,926,392
Options outstanding, weighted-average exercise price, begining balance	$ 38.14
Options granted, weighted-average exercise price	$ 31.82
Options, canceled or forfeited, weighted-average exercise price	$ 73.59
Options, exercised, weighted-average exercise price	$ 21.78
Options exercisable and outstanding, weighted-average exercise price, ending balance	$ 40.84
PartnerShares Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, weighted-average remaining contractual term (in yrs.)	0 years 0 months 0 days
Options outstanding, aggregate intrinsic value	0
Options outstanding, shares, begining balance	7,477,472
Options granted, shares	0
Options, canceled or forfeited, shares	(606,614)
Options, exercised, shares	(6,870,858)
Options exercisable and outstanding, shares, ending balance	0
Options outstanding, weighted-average exercise price, begining balance	$ 25.25
Options, canceled or forfeited, weighted-average exercise price	$ 25.25
Options, exercised, weighted-average exercise price	$ 25.25
Options exercisable and outstanding, weighted-average exercise price, ending balance	$ 0
Director Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, weighted-average remaining contractual term (in yrs.)	3 years 2 months 13 days
Options outstanding, aggregate intrinsic value	$ 2
Options outstanding, shares, begining balance	721,432
Options granted, shares	82,893
Options, canceled or forfeited, shares	(19,232)
Options, exercised, shares	(197,071)
Options exercisable and outstanding, shares, ending balance	588,022
Options outstanding, weighted-average exercise price, begining balance	$ 29.56
Options granted, weighted-average exercise price	$ 33.82
Options, canceled or forfeited, weighted-average exercise price	$ 33.41
Options, exercised, weighted-average exercise price	$ 25.45
Options exercisable and outstanding, weighted-average exercise price, ending balance	$ 31.42